Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2022 CNY (¥) shares
Schedule of Share Capital and Treasury Shares [Line Items]
Balance	¥ (21,154)				¥ (26,372)		¥ 175
Balance (in Shares) | shares	290,196,560		290,196,560
Balance (in Dollars)	¥ 206				¥ (21,154)		(26,372)
Balance (in Shares) | shares	315,224,993				290,196,560
Issue of ordinary shares	¥ 17	[1]			¥ 15	[2]
Issue of shares under the pre-IPO share option scheme		[3]			1	[4]		[5]
Issue of shares under the 2021 RSU scheme		[6]				[7]		[8]
Equity-settled bonus	8,631	[9]			2	[10]
Repurchase of ordinary shares	(1,959)	[11]			(5,923)	[12]	(26,776)	[13]
Vesting of RSUs	14,671	[14]			11,123	[15]	227	[16]
Balance	¥ 206		$ 28		¥ (21,154)		¥ (26,372)
Balance (in Shares) | shares	315,224,993		315,224,993		290,196,560
Number of shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance (in Shares) | shares	290,196,560		290,196,560		265,185,950		262,880,613
Balance (in Shares) | shares	315,224,993				290,196,560		265,185,950
Issue of ordinary shares (in Shares) | shares	24,307,322	[1]	24,307,322	[1]	22,500,000	[2]
Issue of shares under the pre-IPO share option scheme (in Shares) | shares	656,077	[3]	656,077	[3]	911,062	[4]	2,213,404	[5]
Issue of shares under the 2021 RSU scheme (in Shares) | shares	65,034	[6]	65,034	[6]	71,034	[7]	91,933	[8]
Equity-settled bonus (in Shares) | shares		[9]		[9]	1,528,514	[10]
Repurchase of ordinary shares (in Shares) | shares		[11]		[11]		[12]		[13]
Vesting of RSUs (in Shares) | shares		[14]		[14]		[15]		[16]
Balance (in Shares) | shares	315,224,993		315,224,993		290,196,560		265,185,950
Share capital [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance	¥ 197				¥ 180		¥ 178
Balance (in Dollars)	214				197		180
Issue of ordinary shares	17	[1]			15	[2]
Issue of shares under the pre-IPO share option scheme		[3]			1	[4]	2	[5]
Issue of shares under the 2021 RSU scheme		[6]				[7]		[8]
Equity-settled bonus		[9]			1	[10]
Repurchase of ordinary shares		[11]				[12]		[13]
Vesting of RSUs		[14]				[15]		[16]
Balance	214		$ 29		197		180
Treasury shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Balance	(21,351)				(26,552)		(3)
Balance (in Dollars)	(8)				(21,351)		(26,552)
Issue of ordinary shares		[1]				[2]
Issue of shares under the pre-IPO share option scheme		[3]				[4]		[5]
Issue of shares under the 2021 RSU scheme		[6]				[7]		[8]
Equity-settled bonus	8,631	[9]			1	[10]
Repurchase of ordinary shares	(1,959)	[11]			(5,923)	[12]	(26,776)	[13]
Vesting of RSUs	14,671	[14]			11,123	[15]	227	[16]
Balance	¥ (8)		$ (1)		¥ (21,351)		¥ (26,552)

[1]	In connection with the subscription of shares, 24,307,322 placing shares of the Company were issued and allotted at a price of HK$24.10 per share on June 20, 2024, and an amount of RMB17 (US$2) was credited as share capital.
[2]	In connection with the share placement, 22,500,000 placing shares of the Company were issued and allotted at a price of HK$24.45 per share on February 1, 2023, and an amount of RMB15 was credited as share capital.
[3]	During the year ended December 31, 2024, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 656,077 new shares of the Company were issued with a weighted average exercise price of HK$ 0.01, and an amount of RMB0.5 (US$0.1) was credited as share capital.
[4]	During the year ended December 31, 2023, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company before December 31, 2023 to those grantees. In connection with the exercised share options, 911,062 new shares of the Company were issued with a weighted average exercise price of HK$ 0.01, and an amount of RMB1 was credited as share capital.
[5]	During the year ended December 31, 2022, the Company issued ordinary shares with respect to the share options under the pre-IPO share option scheme exercised by certain grantees of the Company. In connection with the exercised share options, 2,213,404 new shares of the Company were issued with weighted average exercise price of HK$ 0.01, and an amount of RMB2 was credited as share capital.
[6]	In June 2024, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2024 to those selected persons. In connection with the exercised RSUs, 65,034 new shares of the Company were issued, and an amount of RMB0.05 (US$0.01) was credited as share capital.
[7]	In June 2023, the Company issued ordinary shares with respect to the RSUs under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2023 to those selected persons. In connection with the exercised RSUs, 71,034 new shares of the Company were issued, and an amount of RMB0.05 was credited as share capital.
[8]	In June 2022, the Company issued ordinary shares with respect to the restricted share units under the 2021 RSU Scheme exercised by certain selected persons of the Company before December 31, 2022 to those selected persons. In connection with the exercised restricted share units, 91,933 new shares of the Company were issued, and an amount of RMB0.06 was credited as share capital.
[9]	In September 2024, 397,949 treasury shares and 2,081,399 treasury shares, being underlying shares of the RSUs granted under the 2022 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB8,630 (US$1,182) and RMB1.4 (US$0.2) were both credited as treasury shares.
[10]	In June 2023, 1,528,514 ordinary shares and 1,237,884 treasury shares, being underlying shares of the RSUs granted under the 2021 RSU scheme and the 2018 RSU scheme, were allotted to the employees to settle the bonus due to employees, and amounts of RMB1 and RMB1 were credited as share capital and treasury shares, respectively.
[11]	In February 2024, the Company instructed the trustee to purchase 100,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB1,959 (US$268) for the purpose of the 2022 RSU Scheme.
[12]	In November 2023, the Company instructed the trustee to purchase 250,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB5,923 for the purpose of the 2022 RSU scheme.
[13]	From July to October 2022, the Company purchased 1,715,000 of its shares on the Hong Kong Stock Exchange at a total consideration of RMB26,776 for the purpose of the 2022 RSU scheme.
[14]	In connection with the vesting of RSUs granted under the 2018 and 2022 RSU Schemes, 939,687 treasury shares were allotted to the employees during the year ended December 31, 2024.
[15]	In connection with the exercise of RSUs granted under the 2018 and 2022 RSU Scheme, 1,069,461 treasury shares were allotted to the employees during the year ended December 31,2023.
[16]	In connection with the vesting of restricted share units granted under 2018 and 2022 RSU Scheme, 416,208 treasury shares were allotted to the employees during the year ended December 31, 2022.